Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivatives designated as hedging instruments
Subtotal - Assets	$ 0	$ 0
Subtotal - Liabilities	8,454	7,046
Derivatives not designated as hedging instruments
Subtotal - Assets	848	2,443
Subtotal - Liabilities	5,299	12,447
Total derivatives - Assets	848	2,443
Total derivatives - Liabilites	13,753	19,493
Current portion of financial instruments - Fair value
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,724	3,547
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	1,978	2,659
Bunker swaps - Asset Derivatives - Fair Value	0	0
Bunker swaps - Liability Derivatives - Fair Value	3,321	9,228
Bunker put options - Asset Derivatives - Fair Value	534	2,443
Bunker put options - Liability Derivatives - Fair Value	0	0
Bunker call options - Asset Derivatives - Fair Value	185	0
Bunker call options - Liability Derivatives - Fair Value	0	0
Financial instruments - Fair value, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	3,730	3,499
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	0	560
Bunker call options - Asset Derivatives - Fair Value	129	0
Bunker call options - Liability Derivatives - Fair Value	$ 0	$ 0